Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) $ in Millions	Dec. 31, 2020 CAD ($)
Actuarial assumption of discount rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	$ (467)
Impact of decrease in actuarial assumption	554
Actuarial assumption of discount rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(67)
Impact of decrease in actuarial assumption	82
Actuarial assumption of medical cost trend rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	20
Impact of decrease in actuarial assumption	(17)
Actuarial assumption of decrease in inflation rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	143
Actuarial assumption of decrease in inflation rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	$ 16